Vessels in Operation - Vessels Acquisitions (Table) (Details) Pure in Thousands, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
GSL Alexandra [Member]
Property, Plant and Equipment [Line Items]
Purchase Price	$ 30,000
Capacity in TEUs	8,544
Year Built	2004
Delivery Date	June 2, 2023
GSL Sofia [Member]
Property, Plant and Equipment [Line Items]
Purchase Price	$ 30,000
Capacity in TEUs	8,544
Year Built	2003
Delivery Date	May 22, 2023
GSL Effie [Member]
Property, Plant and Equipment [Line Items]
Purchase Price	$ 30,000
Capacity in TEUs	8,544
Year Built	2003
Delivery Date	May 30, 2023
GSL Lydia [Member]
Property, Plant and Equipment [Line Items]
Purchase Price	$ 33,300
Capacity in TEUs	8,544
Year Built	2003
Delivery Date	June 26, 2023